Pension and other long-term benefit commitments, Defined Benefit (Details) $ in Millions	12 Months Ended
	Oct. 31, 2021 USD ($) Plan SponsorPlan Country	Oct. 31, 2020 USD ($) Plan SponsorPlan	Oct. 31, 2019 USD ($)
Within non-current assets [Abstract]
Long-term pension assets | $	$ 17.1	$ 18.2	$ 17.1
Within non-current liabilities [Abstract]
Retirement and other benefit obligations | $	$ (147.1)	$ (155.0)
Number of defined benefit plans | Plan	36	33
Number of countries under defined benefit plans | Country	12
Number of plans sponsored | Plan	24	12
Number of sponsor plans open to new members	17
Carry over leave time earned by participants for period of time exceeding	1 year
Number of sponsor plans reclassified to the net retirement obligation	7	3
Germany [Member]
Within non-current liabilities [Abstract]
Number of plans sponsored | Plan	12	12
Percentage of net retirement benefit obligation	73.00%	83.00%
Number of sponsor plans in re-insurance contracts with guaranteed interest rates	3
Number of sponsor plans open to new members	3